Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

	As at
	Dec 31, 2017	Dec 31, 2016
Cash and cash equivalents	39,457,407	55,952,873